Legal Matters (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Litigation Settlement	$ 3,500	$ 0
iHance [Member]
Litigation Settlement	$ 3,500